UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549


                                         FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                    INVESTMENT COMPANIES

Investment Company Act file number 811-5653

                    DREYFUS CALIFORNIA MUNICIPAL INCOME, INC.
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including     (212) 922-6000
area code:

Date of fiscal year    9/30
end:

Date of reporting      9/30/03
period:

                                         FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.

                  Dreyfus

      California Municipal

      Income, Inc.

      ANNUAL REPORT September 30, 2003



                   DREYFUS CALIFORNIA MUNICIPAL INCOME, INC.

                            PROTECTING YOUR PRIVACY

                               OUR PLEDGE TO YOU

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund's policies and practices for collecting, disclosing, and safeguarding "nonpublic personal information," which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund's consumer privacy policy, and may be amended at any time. We'll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund's agents and service providers have limited access to customer information based on their role in servicing your account.

  THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The Fund collects a variety of nonpublic personal information, which may include:

    *Information we receive from you, such as your name, address, and social security number.

* Information about your transactions with us, such as the purchase or sale of Fund shares.

    *Information  we receive from agents and service providers, such as proxy
  voting    information.

  THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

   THANK    YOU    FOR    THIS    OPPORTUNITY    TO    SERVE    YOU.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value



                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Selected Information

                             7   Statement of Investments

                            11   Statement of Assets and Liabilities

                            12   Statement of Operations

                            13   Statement of Changes in Net Assets

                            14   Financial Highlights

                            15   Notes to Financial Statements

                            20   Report of Independent Auditors

                            21   Additional Information

                            23   Important Tax Information

                            24   Proxy Results

                            25   Board Members Information

                            27   Officers of the Fund

                            29   Officers and Directors

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                             Dreyfus California

                                                         Municipal Income, Inc.

LETTER FROM THE CHAIRMAN

Dear    Shareholder:

This annual report for Dreyfus California Municipal Income, Inc. covers the 12-month period from October 1, 2002, through September 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Darcy.

After a prolonged period of sluggish growth, the U.S. economy has shown signs of sustainable improvement. However, investor uncertainty regarding the strength of the recovery has produced heightened volatility in the tax-exempt fixed-income market. After most areas of the municipal bond market experienced sharp declines
during   the   summer,   prices   generally   bounced   back   in   September.

Despite recent reductions in federal tax rates, we believe that municipal bonds may become more attractive to certain investors if states and municipalities continue to raise taxes to balance their budgets. As always, we encourage you to talk with your financial advisor about ways to enjoy the benefits of tax-exempt municipal bonds as market conditions evolve.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

October 15, 2003




DISCUSSION OF FUND PERFORMANCE

Joseph Darcy, Portfolio Manager

How did Dreyfus California Municipal Income, Inc. perform during the period?

For the 12-month period ended September 30, 2003, the fund achieved a total return of 3.74%.(1) Over the same period, the fund provided income dividends of $0.4560 per share, which is equal to a distribution rate of 5.52%.(2)

The fund was primarily influenced by falling interest rates early in the reporting period, heightened market volatility late in the reporting period and the effects of California's fiscal and political crises, which resulted in the recall of Governor Gray Davis just after the reporting period' s end.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal and California personal income taxes to the extent consistent with the preservation of capital. During periods of normal market conditions, the fund invests 100% of the value of its net assets in California municipal obligations. The fund invests in municipal obligations which, at the time of purchase, are rated investment-grade or the unrated equivalent as determined by Dreyfus in the case of bonds, and rated in the two highest rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having, or deemed to have, maturities of less than one year.

We have constructed a portfolio by looking for income opportunities through analysis of each bond's structure, including paying close attention to a bond's yield, maturity and early redemption features.

Over time, many of the fund's relatively higher-yielding bonds mature or are redeemed by their issuers, and we generally attempt to replace them with
securities   at   then-prevailing   yields,   which   may  be  lower   The  Fun


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

than the rates of the securities which mature or are redeemed. When we believe that an opportunity presents itself, we seek to upgrade the portfolio's investments with bonds that, in our opinion, have better structural or income characteristics than existing holdings. When such opportunities arise, we usually will look to sell bonds that are close to redemption or maturity

What other factors influenced the fund's performance?

Persistent economic weakness during much of the reporting period generally was beneficial for high-quality municipal bonds. As corporate scandals, a declining stock market and the war in Iraq took their toll, the Federal Reserve Board reduced short-term interest rates in November 2002 and June 2003 in an attempt to ignite renewed economic growth. As a result, the federal funds rate ended the reporting period at 1%, a 45-year low. Longer-term bond yields also declined, producing attractive levels of capital appreciation. However, signs of greater economic strength in July caused bond prices to fall sharply, erasing most of the reporting period' s previous gains, before rising again in August and September.

California' s municipal bond market also was adversely affected by fiscal and political turmoil. Earlier in the reporting period, the state faced a $36 billion budget deficit. Although negotiations led to a budget balanced through modest spending cuts, one-time revenue sources and deficit financing, some of those measures were subsequently challenged in court. In addition, Governor Davis' s administration was threatened by a recall election, which was held just after the reporting period's end. The atmosphere of uncertainty caused by these fiscal and political difficulties hurt prices of the state's municipal bonds. California bonds, which historically have traded at a premium to bonds of other states, often traded at a discount to the national market during the reporting period.

Finally,  the  fund benefited from its non-leveraged investment strategy. Unlike
many    closed-end    California    municipal    bond    funds,    the    fund

does not borrow to buy additional securities. Because leverage tends to magnify gains and losses, the fund's non-leveraged posture helped preserve more of its assets when municipal bond prices fell sharply in July.

What is the fund's current strategy?

We have attempted to maintain a relatively defensive posture in an effort to manage volatility, preserve capital and maintain attractive levels of income. When making new purchases, this approach generally has led us to avoid California' s unsecured general obligation bonds during those times when, in our judgment, their value failed to adequately reflect prevailing uncertainties. Instead we have focused on income-oriented, intermediate-term bonds issued by highly-rated localities, such as school districts, and securities backed by revenues from essential-services facilities, such as water and sewer plants. This focus on quality helped the fund avoid weakness among lower-rated bonds as
California'   s    fiscal    pressures    intensified.

At the same time, we have attempted to take advantage of the market's day-to-day volatility by buying certain securities when their prices fell to levels we considered attractive and selling them when their prices rose. In addition, in an effort to reduce its sensitivity to interest-rate volatility we recently reduced the fund' s average duration to the neutral range. In our view, these relatively conservative strategies are prudent in light of California' s unsettled fiscal situation.

October 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, BASED UPON NET ASSET VALUE PER SHARE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MARKET PRICE PER SHARE, NET ASSET VALUE PER SHARE AND INVESTMENT RETURNS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-CALIFORNIA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) DISTRIBUTION RATE PER SHARE IS BASED UPON DIVIDENDS PER SHARE PAID FROM NET INVESTMENT INCOME DURING THE PERIOD, DIVIDED BY THE MARKET PRICE PER SHARE AT THE END OF THE PERIOD.

                                                             The Fund

SELECTED INFORMATION

September 30, 2003 (Unaudited)


  Market Price per share September 30, 2003       $8.26

  Shares Outstanding September 30, 2003       4,572,972

  American Stock Exchange Ticker Symbol             DCG

MARKET PRICE (AMERICAN STOCK EXCHANGE)

                                                      Fiscal Year Ended September 30, 2003
                             -----------------------------------------------------------------------------------------------------

                             QUARTER                     QUARTER                  QUARTER                     QUARTER
                              ENDED                       ENDED                    ENDED                       ENDED
                        DECEMBER 31, 2002            MARCH 31, 2003            JUNE 30, 2003            SEPTEMBER 30, 2003
                    -----------------------------------------------------------------------------------------------------------

   High                         $8.36                      $8.05                   $8.45                        $8.44

   Low                           7.91                       7.74                    7.95                         7.81

   Close                         8.14                       7.94                    8.40                         8.26

PERCENTAGE GAIN (LOSS) based on change in Market Price*

   October 21, 1988 (commencement of operations)
     through September 30, 2003                         105.74%

   October 1, 1993 through September 30, 2003            48.29

   October 1, 1998 through September 30, 2003             5.38

   October 1, 2002 through September 30, 2003             5.09

   January 1, 2003 through September 30, 2003             5.81

   April 1, 2003 through September 30, 2003               6.93

   July 1, 2003 through September 30, 2003               (0.28)

 NET ASSET VALUE PER SHARE

  October 21, 1988 (commencement of operations)          $9.22

  September 30, 2002                                      9.08

  December 31, 2002                                       8.94

  March 31, 2003                                          8.95

  June 30, 2003                                           9.02

  September 30, 2003                                      8.91

PERCENTAGE GAIN based on change in Net Asset Value*

   October 21, 1988 (commencement of operations)
     through September 30, 2003                         140.72%

   October 1, 1993 through September 30, 2003            62.29

   October 1, 1998 through September 30, 2003            21.44

   October 1, 2002 through September 30, 2003             3.74

   January 1, 2003 through September 30, 2003             3.92

   April 1, 2003 through September 30, 2003               2.33

   July 1, 2003 through September 30, 2003                0.17

*   WITH DIVIDENDS REINVESTED.


STATEMENT OF INVESTMENTS

September 30, 2003

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--90.7%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA--77.6%

ABAG Financial Authority For Nonprofit Corps.:

   MFHR (Central Park Apartments) 5.60%, 7/1/2038                                               815,000                  830,363

   Revenue (Sansum-Santa Barbara) 5.50%, 4/1/2021                                             2,000,000                2,104,640

California:

   9.57%, 12/1/2018                                                                             375,000  (a,b)           385,564

   5%, 2/1/2032                                                                               1,000,000                  966,850

California Health Facilities Financing Authority,

  Revenue:

    Health Facilities Financing

         (Cedars-Sinai Medical Center) 6.125%, 12/1/2030                                      1,000,000                1,067,750

      (Sutter Health) 6.25%, 8/15/2035                                                          750,000                  810,585

California Pollution Control Finance Authority:

   PCR 10.39%, 6/1/2014                                                                       1,000,000  (a,b)         1,384,280

   SWDR:

      (Browning Ferris Industries):

         5.80%, 12/1/2016                                                                     2,000,000                1,867,120

         6.75%, 9/1/2019                                                                        600,000                  593,052

      (Keller Canyon Landfill Co. Project)

         6.875%, 11/1/2027                                                                    1,000,000                  988,900

California Statewide Communities Development

   Authority, COP (Catholic Healthcare) 6.50%, 7/1/2020                                         500,000                  540,250

Capistrano Unified School District, Special Tax

  (Community Facilities District Number 98-2-Ladera)

   5.75%, 9/1/2029                                                                            1,000,000                  999,280

Central California Joint Powers Health Financing

   Authority, COP (Community Hospitals of
   Central California) 6%, 2/1/2030                                                           1,000,000                1,029,280

Contra Costa Water District, Water Revenue

   5%, 10/1/2019 (Insured; FSA)                                                               1,000,000                1,062,690

Emeryville Public Financing Authority, Revenue

  (Shellmound Park Redevelopment Project)

   6.80%, 5/1/2014 (Prerefunded 5/1/2004)                                                       500,000  (c)             527,030

Escondido Improvement Bond, Act of 1915

  (Reassessment District Number 98)

   5.70%, 9/2/2026                                                                              440,000                  445,509

Foothill/Eastern Transportation Corridor Agency,

   Toll Road Revenue 5.75%, 1/15/2040                                                           500,000                  508,355

Long Beach Special Tax Community

  Facilities District Number 5 (Towne Center)

   6.875%, 10/1/2025                                                                            500,000                  525,940


                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

Palmdale Civic Authority, Revenue

  (Merged Redevelopment Project Areas):

      6.60%, 9/1/2034 (Prerefunded 9/1/2004)                                                    590,000  (c)             631,978

      6.60%, 9/1/2034                                                                           410,000                  424,608

Pomona, COP, General Fund Lease Financing

   5.50%, 6/1/2028 (Insured; AMBAC)                                                           1,000,000                1,087,120

Redwood Empire Financing Authority, COP

   6.40%, 12/1/2023                                                                           2,750,000                2,842,098

Sacramento City Financing Authority, Revenue

   9.678%, 12/1/2014                                                                            570,000  (a,b)           712,346

Sacramento County, Community Facilities

   District Number 1, Special Tax 5.70%, 12/1/2020                                              740,000                  744,558

Sacramento County Housing Authority, MFHR
   (Cottage Estate Apartments) 6%, 2/1/2033                                                   1,000,000                1,050,240

Sacramento Municipal Utility District, Electric Revenue

   10.015%, 11/15/2015 (Insured; MBIA)                                                        1,000,000  (a,b)         1,051,700

San Diego County, COP:

   5.70%, 2/1/2028                                                                            1,000,000                  909,450

   (Burnham Institute) 6.25%, 9/1/2029                                                        1,000,000                1,036,710

South Placer Authority, Wastewater Revenue

  5.25%, 11/1/2027 (Insured; FGIC)

   (Prerefunded 11/1/2010)                                                                    1,000,000  (c)           1,166,780

Torrance Redevelopment Agency,

   Tax Allocation Revenue 5.625%, 9/1/2028                                                      500,000                  496,990

Turlock Health Facility, COP

   (Emanuel Medical Center) 5.75%, 10/15/2023                                                 2,500,000                2,517,350

Valley Health System, HR
   (Improvement Project) 6.50%, 5/15/2025                                                       500,000                  326,015

U.S. RELATED--13.1%

Commonwealth of Puerto Rico Highway and Transportation
   Authority, Transportation Revenue 8.74%, 7/1/2038                                          1,000,000  (a,b)         1,033,650

Commonwealth of Puerto Rico Infrastructure Financing
   Authority, Special Tax Revenue 8.615%, 7/1/2015                                            1,000,000  (a,b)         1,183,740

Guam Power Authority, Revenue

   6.75%, 10/1/2024 (Prerefunded 10/1/2004)                                                   1,000,000  (c)           1,077,190

Virgin Islands Public Finance Authority, Revenue
    Subordinated Lien-Fund Loan Notes 6%, 10/1/2022                                           2,000,000                2,026,760

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $35,422,817)                                                                                                 36,956,721


                                                                                              Principal
SHORT-TERM MUNICIPAL INVESTMENTS--7.6%                                                        Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA;

California Department of Water Resources,

   Power Supply Revenue, VRDN 1.15% (LOC;
   Westdeutsche Landesbank, Bayerische Landesbank)                                              400,000  (d)             400,000

Irvine Improvement Bond Act 1915, Limited
   Obligation, VRDN (Assessment District No. 87-8)
   1.20% (LOC; Kredietbank N.V.)                                                                500,000  (d)             500,000

Metropolitan Water District, Southern California
   Waterworks, Revenue, VRDN 1.20%                                                            2,200,000  (d)           2,200,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $3,100,000)                                                                                                   3,100,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $38,522,817)                                                              98.3%               40,056,721

CASH AND RECEIVABLES (NET)                                                                         1.7%                  703,537

NET ASSETS                                                                                       100.0%               40,760,258

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

Summary of Abbreviations

AMBAC                 American Municipal Bond
                      Assurance Corporation

COP                   Certificate of Participation

FGIC                  Financial Guaranty
                      Insurance Company

FSA                   Financial Security Assurance

HR                    Hospital Revenue

LOC                   Letter of Credit

MBIA                  Municipal Bond Investors Assurance
                      Insurance Corporation

MFHR                  Multi-Family Housing Revenue

PCR                   Pollution Control Revenue

SWDR                  Solid Waste Disposal Revenue

VRDN                  Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              28.0

A                                A                               A                                                11.8

BBB                              Baa                             BBB                                              28.5

BB                               Ba                              BB                                               10.9

F1                               MIG1/P1                         SP1/A1                                            7.7

Not Rated (e)                    Not Rated (e)                   Not Rated( e)                                    13.1

                                                                                                                 100.0

(A) INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE PERIODICALLY.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO A QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30,
2003, THESE SECURITIES AMOUNTED TO $5,751,280 OR 14.1% OF NET ASSETS.

(C)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(D)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
CHANGE.

(E)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  38,522,817  40,056,721

Cash                                                                     87,488

Interest receivable                                                     698,877

Prepaid expenses                                                          1,503

                                                                     40,844,589
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            27,619

Accrued expenses                                                         56,712

                                                                         84,331
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       40,760,258
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      42,312,598

Accumulated undistributed investment income--net                        114,219

Accumulated net realized gain (loss) on investments                 (3,200,463)

Accumulated net unrealized appreciation
  (depreciation) on investments                                       1,533,904
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       40,760,258
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(110 million shares of $.001 par value Common Stock authorized)       4,572,972
--------------------------------------------------------------------------------

NET ASSET VALUE per share ($)                                              8.91

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      2,355,718

EXPENSES:

Management fee--Note 3(a)                                              284,879

Auditing fees                                                           34,829

Shareholder servicing costs--Note 3(b)                                  24,822

Legal fees                                                              21,259

Shareholders' reports                                                   17,481

Registration fees                                                        3,873

Custodian fees--Note 3(b)                                                3,504

Directors' fees and expenses--Note 3(c)                                  3,116

Miscellaneous                                                           12,638

TOTAL EXPENSES                                                         406,401

INVESTMENT INCOME--NET                                               1,949,317
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                            (1,415,857)

Net unrealized appreciation (depreciation) on investments              770,436

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (645,421)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,303,896

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                    Year Ended September 30,
                                              ----------------------------------

                                                     2003                 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,949,317            2,207,729

Net realized gain (loss) on investments       (1,415,857)               65,428

Net unrealized appreciation
   (depreciation) on investments                 770,436              (715,270)

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                   1,303,896              1,557,887
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                        (2,085,275)          (2,085,275)

TOTAL INCREASE (DECREASE) IN NET ASSETS         (781,379)            (527,388)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            41,541,637           42,069,025

END OF PERIOD                                  40,760,258           41,541,637

Undistributed investment income--net              114,219              254,533

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements and market price data for the fund's shares.

                                                                                       Year Ended September 30,
                                                                 -------------------------------------------------------------------
                                                                 2003           2002(a)        2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             9.08           9.20           8.88           8.98          9.77

Investment Operations:

Investment income--net                                            .43(b)         .48(b)         .49            .48           .48

Net realized and unrealized

   gain (loss) on investments                                    (.14)          (.14)           .30           (.06)         (.71)

Total from Investment Operations                                  .29            .34            .79            .42          (.23)

Distributions:

Dividends from investment income--net                            (.46)          (.46)          (.47)          (.52)         (.56)

Net asset value, end of period                                   8.91           9.08           9.20           8.88          8.98

Market value, end of period                                      8.26           8.31           8.30           8 1/4          9 5/8
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                              5.09           5.64           6.31          (8.70)        (2.21)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          1.00            .98            .95           1.07          1.02

Ratio of net investment income
   to average net assets                                         4.79           5.35           5.36           5.54          5.09

Portfolio Turnover Rate                                         17.50          10.23           4.26          20.44         25.65
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          40,760         41,542         42,069         40,617        41,031

(A)  AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED SEPTEMBER 30, 2002
WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.34% TO 5.35%.
PER SHARE DATA AND RATIOS/ SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1,
2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  CALCULATED BASED ON MARKET VALUE.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus California Municipal Income, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified closed-end management investment company. The fund's investment objective is to maximize current income exempt from federal and California personal income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. The fund's shares trade on the American Stock Exchange under the ticker symbol DCG.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in municipal debt securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued on the last business day of each week and month by an independent pricing service (the "Service" ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities) . Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities  are  primarily  traded  or  at  the last sales price on the national
securities   market   on  the  last  business  day  of  each  week  and  month.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

For shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the
market    price)    as    defined   in   the   dividend   reinvestment   plan.

On  September 30, 2003, the Board of Directors declared a cash dividend of $.038
per   share   from  investment  income-net,  payable  on  October  29,  2003  to shareholders of record as of the close of business on October 15, 2003.


(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At September 30, 2003, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $20,309, accumulated capital losses $1,804,915 and unrealized appreciation $1,541,497. In addition, the fund had $1,415,856 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to September 30, 2003. If not applied, $274,359 of the carryover expires in fiscal 2004, $1,222,300
expires    in   fiscal   2005   and   $308,256   expires   in   fiscal   2009.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2003 and September 30, 2002, were as follows: tax exempt income $2,085,275 and $2,085,275, respectively.

During the period ended September 30, 2003, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income-net by $4,356, increased net realized gain (loss) on investments by $20,309 and decreased paid-in capital by $15,953. Net assets were not affected by this reclassification

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2003, the fund did not borrow under the line of credit.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .70 of 1% of the value of the fund' s average weekly net assets and is payable monthly. The Agreement provides that if in any full year the aggregate expenses of the fund, exclusive of taxes, interest on borrowings, brokerage fees and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the fund, the fund may deduct from payments to be made to the Manager, or the Manager will bear, the amount of such excess to the extent required by state law. During the period ended September 30, 2003, there was no expense reimbursement pursuant to the Agreement.

(b) The fund compensates Mellon under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.
During the period ended September 30, 2003, the fund was charged $25,025 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2003, the fund was charged $3,504 pursuant to the custody agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Through December 31, 2002, each Board member who is not an "affiliated person" as defined in the Act received an annual fee of $45,000, an attendance fee of $5,000 for each in-person meeting and $500 for telephone meetings. Effective January 1, 2003, the number of funds in the Fund Group comprising the fund increased and the annual fee was increased to $60,000 while the attendance fee was increased to
$7,500 for each in-person meeting. As a result of this change in the compensation arrangement aggregate fees paid to each Board member for the period
ended    September    30,    2003    were    $172    as   compared   to   $1,19

(normally the fees would have been $198 except for two fund specific telephone meetings) for the period ended September 30, 2002. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2003, amounted to $6,599,774 and $7,804,540, respectively.

At September 30, 2003, the cost of investments for federal income tax purposes was $38,515,224; accordingly, accumulated net unrealized appreciation on investments was $1,541,497, consisting of $1,978,702 gross unrealized appreciation and $437,205 gross unrealized depreciation.

                                                             The Fund

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors Dreyfus California Municipal Income, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus California Municipal Income, Inc., including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of September 30, 2003, and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus California Municipal Income, Inc. at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.


New York, New York

November 7, 2003



ADDITIONAL INFORMATION (Unaudited)

Dividend Reinvestment Plan

Under the fund' s Dividend Reinvestment Plan (the "Plan"), a holder of Common Stock (" Common Shareholder" ) who has fund shares registered in his name will have all dividends and distributions reinvested automatically by Mellon, as Plan agent (the "Agent"), in additional shares of the fund at the lower of prevailing market price or net asset value (but not less than 95% of market value at the time of valuation) unless such shareholder elects to receive cash as provided below. If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price or if a cash dividend only is declared, the Agent, as agent for the Plan participants, will buy fund shares in the open market. A Plan participant is not relieved of any income tax that may be payable on such dividends or distributions.

A Common Shareholder who owns fund shares registered in nominee name through his broker/dealer (i.e., in "street name") may not participate in the Plan, but may elect to have cash dividends and distributions reinvested by his broker/dealer in additional shares of the fund if such service is provided by the broker/dealer; otherwise such dividends and distributions will be treated like any other cash dividend or distribution.

A Common Shareholder who has fund shares registered in his name may elect to withdraw from the Plan at any time for a $5.00 fee and thereby elect to receive cash in lieu of shares of the fund. Changes in elections must be in writing, sent to Mellon Bank, c/o ChaseMellon Shareholder Services, Shareholder Investment Plan, P.O. Box 3338, South Hackensack, New Jersey 07606, should include the shareholder's name and address as they appear on the Agent's records and will be effective only if received more than ten business days prior to the record date for any distribution.

The Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account. Shares in the account of each Plan participant will be held by the Agent in non-certificated form in the name of the participant, and each such participant's proxy will include those shares purchased pursuant to the Plan.

                                                             The Fund

ADDITIONAL INFORMATION (Unaudited) (CONTINUED)

The fund pays the Agent's fee for reinvestment of dividends and distributions. Plan participants pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment
of    dividends    or    distributions.

The fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to notice of the change sent to Plan participants at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Agent on at least 90 days' written notice to Plan participants.

Managed Dividend Policy

The fund' s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more consistent yield to the current trading price of shares of Common Stock of the fund, the fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the fund for any particular month may be more or less than the amount of net investment income earned by the fund during such month. The fund's current accumulated but undistributed net investment income, if any, is disclosed in the Statement of Assets and Liabilities, which comprises part of the Financial Information included in this report.

Supplemental Information

During the period ended September 30, 2003, shareholders approved changes in the fund' s fundamental investment policies to permit the fund to invest in other investment companies. Otherwise, during the period, there were: (i) no material changes in the fund's investment objective or policies, (ii) no changes in the fund's charter or by-laws that would delay or prevent a change of control of the fund, (iii) no material changes in the principal risk factors associated with investment in the fund, and (iv) no change in the person primarily responsible for the day-to-day management of the fund's portfolio.


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended September 30, 2003 as "exempt-interest dividends" (not generally subject to regular federal income tax and, for individuals who are California residents, California personal income taxes).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2003 calendar year on Form 1099-DIV which will be mailed by January 31, 2004.

                                                             The Fund

PROXY RESULTS (Uaudited)

Shareholders   voted   on  the  following  proposals  presented  at  the  annual
stockholders' meeting held on May 23, 2003 as follows:

                                                                                                          Shares
                                                                                ---------------------------------------------------

                                                                                      For                         Authority Withheld
                                                                                 --------------------------------------------------

To elect three Class I Directors:((+))

   Clifford L. Alexander, Jr.                                                      2,740,184                             112,925

   Lucy Wilson Benson                                                              2,742,188                             110,921

   David W. Burke                                                                  2,742,548                             110,561

((+))  THE TERMS OF THESE CLASS I DIRECTORS EXPIRE IN 2006.



                                                                                                  Shares
                                                             -----------------------------------------------------------------------
                                                                           For                   Against              Abstained
                                                             -----------------------------------------------------------------------

   To approve changes to the fundamental
   investment policies and investment
   restrictions to expand the ability to
   invest in other investment companies                                  1,993,718               168,884               128,178


BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (60)

CHAIRMAN OF THE BOARD (1995)

Current term expires in 2005

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (70)

BOARD MEMBER (2003)

Current term expires in 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-October 2003)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

LUCY WILSON BENSON (76)

BOARD MEMBER (1998)

Current term expires in 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Benson and Associates, consultants to business and government (1980-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The International Executive Services Corps., Director

* Citizens Network for Foreign Affairs, Vice Chairperson

* Council on Foreign Relations, Member

* Lafayette College Board of Trustees, Vice Chairperson

* Atlantic Council of the U.S., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 44

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

DAVID W. BURKE (67)

BOARD MEMBER (1994)

Current term expires in 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* John F. Kennedy Library Foundation, Director

* U.S.S. Constitution Museum, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 87

                              --------------

WHITNEY I. GERARD (68)

BOARD MEMBER (1994)

Current term expires in 2004

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Partner of Chadbourne & Parke LLP

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 16

                              --------------

ARTHUR A. HARTMAN (77)

BOARD MEMBER (1989)

Current term expires in 2004

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*  Chairman  of  First NIS Regional Fund (ING/Barings Management) and New Russia
Fund

* Advisory Council Member to Barings-Vostok

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* APCO Associates, Inc., Senior Consultant

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 16

                              --------------

GEORGE L. PERRY (69)

BOARD MEMBER (1989)

Current term expires in 2005

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Economist and Senior Fellow at Brookings Institution

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* State Farm Mutual Automobile Association, Director

* State Farm Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 16

                              --------------

THE ADDRESS OF EACH BOARD MEMBER IS C/O THE DREYFUS CORPORATION, 200 PARK AVENUE, NEW YORK, NY 10166


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 95 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

A. PAUL DISDIER, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2000.

     Executive Vice President of the Fund, Director of Dreyfus Municipal Securities, and an officer of 3 investment companies (comprised of 3 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1988.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 197 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

ROBERT R. MULLERY, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 61 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since May 1986.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE APRIL 2000.

     Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 84 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1990.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

GREGORY S. GRUBER, ASSISTANT TREASURER SINCE MARCH 2000.

     Senior Accounting Manager - Municipal Bond Funds of the Manager, and an officer of 29 investment companies (comprised of 58 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since August 1981.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.


OFFICERS AND DIRECTORS

Dreyfus California Municipal Income, Inc.

200 Park Avenue

New York, NY 10166

DIRECTORS

Joseph S. DiMartino, Chairman

Clifford L. Alexander Jr.

Lucy Wilson Benson

David W. Burke

Whitney I. Gerard

Arthur A. Hartman

George L. Perry

OFFICERS

President

      Stephen E. Canter

Vice President

      Mark N. Jacobs

Executive Vice Presidents

      Stephen R. Byers

      A. Paul Disdier

Secretary

      Michael A. Rosenberg

Assistant Secretaries

      Robert R. Mullery

      Steven F. Newman

      Jeff Prusnofsky

Treasurer

      James Windels

Assistant Treasurers

      Gregory S. Gruber

      Kenneth J. Sandgren

PORTFOLIO MANAGERS

Joseph P. Darcy

PORTFOLIO MANAGERS (CONTINUED)

A. Paul Disdier

Douglas J. Gaylor

Joseph A. Irace

Colleen A. Meehan

W. Michael Petty

Scott Sprauer

Bill Vasiliou

James Welch

Monica S. Wieboldt

INVESTMENT ADVISER

The Dreyfus Corporation

CUSTODIAN

Mellon Bank, N.A.

COUNSEL

Stroock & Stroock & Lavan LLP

TRANSFER AGENT, DIVIDEND DISBURSING AGENT  AND REGISTRAR

Mellon Bank, N.A.

STOCK EXCHANGE LISTING

AMEX Symbol: DCG

INITIAL SEC EFFECTIVE DATE

10/21/88

THE NET ASSET VALUE APPEARS IN THE FOLLOWING PUBLICATIONS: BARRON'S, CLOSED-END BOND FUNDS SECTION UNDER THE HEADING "MUNICIPAL BOND FUNDS" EVERY MONDAY; WALL STREET JOURNAL, MUTUAL FUNDS SECTION UNDER THE HEADING "CLOSED-END BOND FUNDS" EVERY MONDAY; NEW YORK TIMES, BUSINESS SECTION UNDER THE HEADING "CLOSED-END BOND FUNDS--NATIONAL MUNICIPAL BOND FUNDS" EVERY SUNDAY.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET WHEN IT CAN DO SO AT PRICES BELOW THE THEN CURRENT NET ASSET VALUE PER SHARE.

                                                             The Fund

                        For More Information

                        Dreyfus California Municipal Income, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                      Transfer Agent &
                      Dividend Disbursing Agent and Registrar

                        Mellon Bank, N.A.
                        85 Challenger Road
                        Ridgefield Park, NJ 07660

(c) 2003 Dreyfus Service Corporation                                  426AR0903



ITEM 2.      CODE OF ETHICS.

     The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board has determined that Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                         SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA MUNICIPAL INCOME, INC.

By:   /s/Stephen E. Canter
      ____________________
      Stephen E. Canter
      President

Date:  November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/Stephen E. Canter
      ______________________
      Stephen E. Canter
      Chief Executive Officer

Date:  November 21, 2003

By:   /s/James Windels
      _______________________
      James Windels
      Chief Financial Officer

Date:  November 21, 2003

                                       EXHIBIT INDEX

      (a)(1)      Code of ethics referred to in Item 2.

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)